Fair Value Measurements	12 Months Ended
Dec. 31, 2025
Disney Savings and Investment Plan
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
Fair value is defined as the amount that would be received for selling an asset or paid to transfer a liability in an orderly transaction between market participants and is generally classified in one of the following categories:

•Level 1 – Quoted prices for identical instruments in active markets
•Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets
•Level 3 – Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable

Investments that are valued using the net asset value per share practical expedient are not classified in the fair value hierarchy.
The Master Trust’s investments measured at fair value are summarized in the following tables by fair value measurement Level (in thousands):

	Investments at Fair Value at December 31, 2025
	Level 1	Total
Disney Stock Funds	$1,231,266	$1,231,266
Registered Investment Companies	2,162,819	2,162,819
Total investments in the fair value hierarchy	$3,394,085	3,394,085
Collective Investment Trusts		14,635,612
Total investments at fair value		$18,029,697

	Investments at Fair Value at December 31, 2024
	Level 1	Total
Disney Stock Funds	$1,303,430	$1,303,430
Registered Investment Companies	2,182,540	2,182,540
Total investments in the fair value hierarchy	$3,485,970	3,485,970
Collective Investment Trusts		12,123,947
Total investments at fair value		$15,609,917
Collective investment trusts are valued using the net asset value per share practical expedient. The collective investment trusts invest in domestic and international/global equity and debt securities, securities of publicly traded real estate companies, fixed income investments and/or cash equivalents. The Master Trust’s investments in collective investment trusts are purchased and sold on a daily basis and are not subject to restrictions regarding participant redemptions. In addition, there are no unfunded commitments to the collective investment trusts. The Master Trust is required to provide the manager of the collective investment trusts with 30 days’ notice prior to exiting these funds.